Investments, at Fair Value	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Investments, All Other Investments [Abstract]
Investments, at Fair Value

5. Investments, at Fair Value

Investments held by the Customer ExAlt Trusts are comprised of investments in alternative assets, public equity securities, debt securities, and other equity securities and interests (including those of a related party). The composition of investments recorded at fair value held by the Customer ExAlt Trusts is included in the table below (in thousands):

	September 30, 2025	March 31, 2025
Alternative assets	$211,324	$259,113
Public equity securities	4,376	4,065
Debt securities available-for-sale	1,777	1,687
Other equity securities and interests	26,501	26,506
Total investments, at fair value	$243,978	$291,371

Investments in Alternative Assets held by the Customer ExAlt Trusts

The investments in alternative assets are held, either through direct ownership or through beneficial interests, by certain of the Customer ExAlt Trusts and consist primarily of limited partnership interests in various alternative investments, including private equity funds. These alternative investments are valued using NAV as a practical expedient. Changes in the NAV of these investments are recorded in investment income (loss), net in our consolidated statements of comprehensive income (loss). The investments in alternative assets provide the economic value that ultimately collateralizes the ExAlt Loans that Ben Liquidity originates with the Customer ExAlt Trusts in liquidity transactions and any associated fees due from the Customer ExAlt Trusts. The decrease in investments in alternative assets since March 31, 2025 of $47.8 million was principally related to the disposition of or proposed disposition of certain limited partnership interests, distributions and downward adjustments of NAV as reported by the investment managers or general partners, partially offset by approximately $11.8 million of new originations.

The NAV calculation reflects the most current report of NAV and other data received from firm/fund sponsors. If no such report has been received, Ben estimates NAV based upon the last NAV calculation reported by the investment manager and adjusts it for capital calls and distributions made in the intervening time frame. Ben also considers whether adjustments to the NAV are necessary, in certain circumstances, in which management is aware of specific material events, changes in market conditions, and other relevant factors that have affected the value of an investment during the period between the date of the most recent NAV calculation reported by the investment manager or sponsor and the measurement date. Public equity securities known to be owned within an alternative investment fund, based on the most recent information reported by the general partners, are marked to market using quoted market prices on the balance sheet reporting date.

When the sale of an investment in an alternative asset is deemed probable at an amount that differs from NAV, the investment in the alternative asset is recorded at its estimated fair value under FASB ASC 820, Fair Value Measurement.

The underlying interests in alternative assets are primarily limited partnership interests. The transfer of the investments in private equity funds generally requires the consent of the corresponding private equity fund manager, and the transfer of certain fund investments is subject to rights of first refusal or other preemptive rights, potentially further limiting the ExAlt PlanTM from transferring an investment in a private equity fund. The investments are not subject to redemption with the funds. Distributions from funds are received as the underlying investments are liquidated. Timing of liquidation is currently unknown.

Portfolio Information

Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of September 30, 2025 and March 31, 2025, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	September 30, 2025		March 31, 2025
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Private Equity	$109,837	$31,313	$120,008	$34,252
Venture Capital	81,643	1,217	109,361	1,324
Natural Resources	12,097	2,453	12,691	2,663
Private Real Estate	6,567	1,663	6,454	2,777
Hedge Funds	3,517	—	3,931	245
Other(1)	(2,337)	376	6,668	383
Total	$211,324	$37,022	$259,113	$41,644

(1)	“Other” includes earnouts, escrow, net other assets (liabilities), and private debt strategies.

As of September 30, 2025, the Customer ExAlt Trusts collectively had exposure to 188 professionally managed alternative asset investment funds, comprised of 522 underlying investments, 85 percent of which are investments in private companies.

Public Equity Securities

Investment in public equity securities primarily represents ownership by certain of the Customer ExAlt Trusts in public companies. These investments are carried at fair value, which is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss). As of September 30, 2025 and March 31, 2025, the fair value of investments in public equity securities was $4.4 million and $4.1 million, respectively. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.

Debt Securities Available-for-Sale

As of September 30, 2025 and March 31, 2025, investments in debt securities represent ownership in privately held debt securities. Investments in debt securities are classified and accounted for as available-for-sale, with unrealized gains and losses presented as a separate component of equity under the accumulated other comprehensive income (loss) line item.

The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale as of September 30, 2025 and March 31, 2025 are summarized as follows:

	September 30, 2025
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$1,687	$90	$—	$1,777
Total available-for-sale debt securities	$1,687	$90	$—	$1,777

	March 31, 2025
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$2,685	$—	$(998)	$1,687
Total available-for-sale debt securities	$2,685	$—	$(998)	$1,687

The table below indicates the length of time individual debt securities have been in a continuous loss position as of September 30, 2025 and March 31, 2025:

	September 30, 2025		March 31, 2025
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Other debt securities:
Less than twelve months	$—	$—	$—	$—
Twelve months or longer	—	—	1,687	998
Total available-for-sale debt securities with unrealized losses	$—	$—	$1,687	$998

The noncredit-related portion of the net unrealized gains was $0.1 million and nominal for the three and six months ended September 30, 2025 and 2024, respectively, and recognized as a component of accumulated other comprehensive income (loss).

During the three months ended September 30, 2025 and 2024, the Company determined there was nil and $0.5 million, respectively, credit-related loss on its investment in debt securities available-for-sale. During the six months ended September 30, 2025 and 2024, the Company determined there was nil and $1.0 million credit-related loss on its investment in debt securities available-for-sale.

The following table is a rollforward of credit-related losses recognized in earnings for the periods presented below:

(Dollars in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Balance, beginning of period	$32,288	$31,812	$32,288	$31,290
Credit-related losses not previously recognized	—	—	—	522
Increase in amounts previously recognized	—	476	—	476
Balance, end of period	$32,288	$32,288	$32,288	$32,288

The contractual maturities of available-for-sale debt securities as of September 30, 2025 and March 31, 2025 are as follows:

	September 30, 2025		March 31, 2025
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$1,687	$1,777	$1,687	$1,687

No fixed maturity	—	—	998	—
	$1,687	$1,777	$2,685	$1,687

Other Equity Securities and Interests

Ben and certain of the Customer ExAlt Trusts hold investments in equity securities of private companies measured based on quoted prices for similar assets in active markets, including those of the GWG Wind Down Trust (as defined herein). On August 1, 2023, GWG Holdings’ plan of reorganization was declared effective and our investments in its common stock and L Bonds (previously accounted for as public equity securities and available-for-sale debt securities, respectively) were then transferred to an investment in the GWG Holdings Wind Down Trust created as part of the approved plan of reorganization. The fair value of these equity interests was nominal as of both September 30, 2025 and March 31, 2025. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.

Additionally, certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured, using the measurement alternative for equity investments that do not have readily determinable fair values, at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The value of these equity securities was $26.5 million and $26.5 million as of September 30, 2025 and March 31, 2025, respectively. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein, which reflects any upward or downward adjustments to these equity securities for the periods presented herein. There were no impairments to these equity securities during the three and six months ended September 30, 2025 and 2024.

5. Investments, at Fair Value

Investments held by Ben or held by the Customer ExAlt Trusts are comprised of investments in alternative assets, public equity securities, debt securities, and other equity securities and interests (including those of a related party). The composition of investments recorded at fair value by holder is included in the table below (in thousands):

	March 31, 2025		March 31, 2024
	Ben	Customer ExAlt Trusts	Ben	Customer ExAlt Trusts
Alternative assets	$—	$259,113	$—	$293,916
Public equity securities	—	4,065	—	4,897
Debt securities available-for-sale	—	1,687	—	2,962
Other equity securities and interests	—	26,506	6	27,338
Total investments, at fair value	$—	$291,371	$6	$329,113

Investments in Alternative Assets held by the Customer ExAlt Trusts

The investments in alternative assets are held, either through direct ownership or through beneficial interests, by certain of the Customer ExAlt Trusts and consist primarily of limited partnership interests in various alternative investments, including private equity funds. These alternative investments are valued using NAV as a practical expedient. Changes in the NAV of these investments are recorded in investment income (loss), net in our consolidated statements of comprehensive income (loss). The investments in alternative assets provide the economic value that ultimately collateralizes the ExAlt Loans that Ben Liquidity originates with the Customer ExAlt Trusts in liquidity transactions and any associated fees due from the Customer ExAlt Trusts. The decrease in investments in alternative assets since March 31, 2024, was primarily driven by $30.4 million in distributions and downward adjustments of NAV as reported by the investment managers or general partners.

The NAV calculation reflects the most current report of NAV and other data received from firm/fund sponsors. If no such report has been received, Ben estimates NAV based upon the last NAV calculation reported by the investment manager and adjusts it for capital calls and distributions made in the intervening time frame. Ben also considers whether adjustments to the NAV are necessary, in certain circumstances, in which management is aware of specific material events, changes in market conditions, and other relevant factors that have affected the value of an investment during the period between the date of the most recent NAV calculation reported by the investment manager or sponsor and the measurement date. Public equity securities known to be owned within an alternative investment fund, based on the most recent information reported by the general partners, are marked to market using quoted market prices on the balance sheet reporting date.

The underlying interests in alternative assets are primarily limited partnership interests. The transfer of the investments in private equity funds generally requires the consent of the corresponding private equity fund manager, and the transfer of certain fund investments is subject to rights of first refusal or other preemptive rights, potentially further limiting the ExAlt PlanTM from transferring an investment in a private equity fund. The investments are not subject to redemption with the funds. Distributions from funds are received as the underlying investments are liquidated. Timing of liquidation is currently unknown.

Portfolio Information

Our portfolio of alternative asset investments, held by certain of the Customer ExAlt Trusts by asset class of each fund as of March 31, 2025 and 2024, is summarized below (in thousands):

	Alternative Investments Portfolio Summary
	March 31, 2025		March 31, 2024
Asset Class	Carrying Value	Unfunded Commitments	Carrying Value	Unfunded Commitments
Private Equity	$120,008	$34,252	$116,462	$38,401
Venture Capital	109,361	1,324	139,495	2,548
Natural Resources	12,691	2,663	17,553	3,340
Private Real Estate	6,454	2,777	8,760	2,907
Hedge Funds	3,931	245	6,095	245
Other(1)	6,668	383	5,551	382
Total	$259,113	$41,644	$293,916	$47,823

(1)	“Other” includes earnouts, escrow, net other assets, and private debt strategies.

As of March 31, 2025, the Customer ExAlt Trusts collectively had exposure to 213 professionally managed alternative asset investment funds, comprised of 713 underlying investments, 91 percent of which are investments in private companies.

Public Equity Securities

Investment in public equity securities primarily represents ownership by certain of the Customer ExAlt Trusts in public companies. These investments are carried at fair value, which is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss). As of March 31, 2025 and March 31, 2024, the fair value of investments in public equity securities was $4.1 million and $4.9 million, respectively. On August 1, 2023, GWG Holdings’ plan of reorganization was declared effective, and the public equity securities held by the Company related to GWG Holdings were transferred to equity interests in the GWG Wind Down Trust (as defined herein). The interests in the GWG Wind Down Trust are reflected as an investment in other equity securities and interests. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.

Put Options

On April 1, 2022, Ben, through CT Risk Management, L.L.C. (“CT”), made aggregate payments of $5.0 million to purchase put options in the S&P 500 Index with an aggregate notional amount of $141.3 million. On April 27, 2022, CT sold an equity interest for $2.4 million to the third-party involved in a participation loan transaction described in Note 10 and utilized the proceeds to purchase additional put options similar to the put options purchased on April 1, 2022. The put options were sold in September 2023 for $1.0 million, resulting in a recognized loss of $0.7 million.

The put options were carried at fair value, which is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses were recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss).

No put options were held as of March 31, 2025 and 2024. For the year ended March 31, 2024, Ben recognized net losses of $3.0 million on the put options, of which approximately $2.0 million is attributable to Ben or Ben’s loan portfolio, with the remainder attributable principally to the loan involved in the participation loan transaction. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.

Debt Securities Available-for-Sale

As of March 31, 2025 and 2024, investments in debt securities represent ownership in privately held debt securities. Investments in debt securities are classified and accounted for as available-for-sale, with unrealized gains and losses presented as a separate component of equity under the accumulated other comprehensive income (loss) line item.

Prior to August 1, 2023, investments in debt securities also included ownership in corporate debt securities, specifically, L Bonds of GWG Holdings (“L Bonds”) held by certain of the Customer ExAlt Trusts. The L Bonds had a maturity date of August 8, 2023. However, upon the effectiveness of GWG Holdings’ plan of reorganization on August 1, 2023, the investments in L Bonds converted to equity interests in the GWG Wind Down Trust, which are reflected in other equity securities and interests as of March 31, 2025 and 2024.

The amortized cost, estimated fair value, and unrealized gains and losses on investments in debt securities classified as available-for-sale as of March 31, 2025 and 2024 are summarized as follows:

	March 31, 2025
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$2,685	$—	$(998)	$1,687
Total available-for-sale debt securities	$2,685	$—	$(998)	$1,687

	March 31, 2024
(Dollars in thousands)	Amortized Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Other debt securities	$2,685	$1,337	$(1,060)	$2,962
Total available-for-sale debt securities	$2,685	$1,337	$(1,060)	$2,962

The table below indicates the length of time individual debt securities have been in a continuous loss position as of March 31, 2025 and 2024:

	March 31, 2025		March 31, 2024
(Dollars in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Other debt securities:
Less than twelve months	$—	$—	$—	$—
Twelve months or longer	1,687	998	1,964	1,060
Total available-for-sale debt securities with unrealized losses	$1,687	$998	$1,964	$1,060

The noncredit-related portion of the net unrealized losses of $0.3 million and $4.1 million for the years ended March 31, 2025 and 2024, respectively, was recognized as a component of accumulated other comprehensive income (loss).

During the year ended March 31, 2025, the Company determined there was a $1.0 million credit-related loss on its investment in debt securities available-for-sale. During the year ended March 31, 2024, the Company determined there was no credit-related loss on its investment in debt securities available-for-sale.

The following table is a rollforward of credit-related losses recognized in earnings for the periods presented below:

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Balance, beginning of period	$31,290	$31,290
Credit related losses not previously recognized	998	—
Increase in amounts previously recognized	—	—
Balance, end of period	$32,288	$31,290

The contractual maturities of available-for-sale debt securities as of March 31, 2025 and 2024 are as follows:

	March 31, 2025		March 31, 2024
(Dollars in thousands)	Amortized Cost Basis	Fair Value	Amortized Cost Basis	Fair Value
Due in one year or less	$1,687	$1,687	$1,687	$1,964

No fixed maturity	998	—	998	998
	$2,685	$1,687	$2,685	$2,962

Other Equity Securities and Interests

Ben and certain of the Customer ExAlt Trusts hold investments in equity securities of private companies measured based on quoted prices for similar assets in active markets, including those of the GWG Wind Down Trust. On August 1, 2023, GWG Holdings’ plan of reorganization was declared effective and our investments in its common stock and L Bonds (previously accounted for as public equity securities and available-for-sale debt securities, respectively) were then transferred to an investment in the GWG Holdings Wind Down Trust. The fair value of these equity interests was nominal and $0.6 million as of March 31, 2025 and 2024, respectively. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein.

Additionally, certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured using the measurement alternative for equity investments that do not have readily determinable fair values at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The value of these equity securities was $26.5 million and $26.8 million as of March 31, 2025 and 2024, respectively. Refer to Note 6 for a reconciliation of the gain (loss) on financial instruments, net for each of the periods presented herein, which reflects any upward or downward adjustments to these equity securities for the periods presented herein. During the year ended March 31, 2024, an impairment of $37.8 million was recognized, which is reflected in the gain (loss) on financial instruments, net line item on the consolidated statements of comprehensive income (loss). This impairment primarily relates to a new investment that was entered into during the third quarter, that was subsequently written off in the fourth quarter. There were no impairments to these equity securities during the year ended March 31, 2025.